AB Discovery Value Fund

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Industrials – 20.5%
Aerospace & Defense – 0.7%
AAR Corp.(a)	772,021	$15,579,384

Air Freight & Logistics – 1.4%
XPO Logistics, Inc.(a) (b)	355,460	31,376,454

Airlines – 1.9%
Alaska Air Group, Inc.	462,120	17,999,574
SkyWest, Inc.	754,407	25,385,796

		43,385,370

Building Products – 1.3%
Masonite International Corp.(a) (b)	328,337	29,973,885

Construction & Engineering – 3.2%
AECOM(b)	874,420	34,548,334
Quanta Services, Inc.(a)	723,494	37,079,068

		71,627,402

Electrical Equipment – 3.2%
EnerSys(a)	413,044	29,730,907
Regal Beloit Corp.(a)	426,173	42,131,463

		71,862,370

Machinery – 3.7%
Kennametal, Inc.(a)	933,418	27,087,790
Middleby Corp. (The)(a) (b)	242,100	23,701,590
Oshkosh Corp.(a)	440,070	33,889,791

		84,679,171

Professional Services – 1.1%
Robert Half International, Inc.	445,265	23,688,098

Road & Rail – 1.4%
Knight-Swift Transportation Holdings, Inc.(a)	716,253	32,560,861

Trading Companies & Distributors – 2.6%
GATX Corp.(a)	296,320	19,817,882
MRC Global, Inc.(b)	2,946,767	16,767,104
United Rentals, Inc.(a) (b)	128,090	22,678,334

		59,263,320

		463,996,315

Financials – 20.2%
Banks – 8.6%
Associated Banc-Corp.(a)	1,457,100	19,583,424
Comerica, Inc.	563,483	22,274,483
First Citizens BancShares, Inc./NC - Class A(a)	58,702	23,078,691
Sterling Bancorp/DE(a)	1,683,288	19,643,971
Synovus Financial Corp.	1,366,933	29,894,825
Texas Capital Bancshares, Inc.(a) (b)	581,865	18,846,607
Umpqua Holdings Corp.	1,845,469	20,816,890

Company	Shares	U.S. $ Value

Webster Financial Corp.(a)	766,279	$21,072,673
Zions Bancorp NA(a)	574,808	18,485,825

		193,697,389

Capital Markets – 1.4%
Moelis & Co.(a)	868,337	27,708,634
Stifel Financial Corp.	66,264	3,360,247

		31,068,881

Consumer Finance – 0.7%
OneMain Holdings, Inc.(a)	565,368	16,440,902

Diversified Financial Services – 1.0%
Voya Financial, Inc.(a)	463,512	24,060,908

Insurance – 6.2%
American Financial Group, Inc./OH	317,376	21,216,585
Everest Re Group Ltd.	150,470	33,115,437
First American Financial Corp.	382,212	20,092,885
Hanover Insurance Group, Inc. (The)	253,851	26,017,189
Reinsurance Group of America, Inc. - Class A	247,176	22,661,096
Selective Insurance Group, Inc.	283,565	16,960,023

		140,063,215

Thrifts & Mortgage Finance – 2.3%
BankUnited, Inc.	1,267,205	29,627,253
Essent Group Ltd.(a)	629,951	22,489,251

		52,116,504

		457,447,799

Consumer Discretionary – 18.6%
Auto Components – 3.4%
Cooper Tire & Rubber Co.	483,297	16,707,577
Dana, Inc.	2,476,631	34,549,003
Lear Corp.	217,283	24,755,052

		76,011,632

Diversified Consumer Services – 0.9%
Hillenbrand, Inc.(a)	547,844	17,372,133
Houghton Mifflin Harcourt Co.(a) (b)	1,728,465	3,906,331

		21,278,464

Hotels, Restaurants & Leisure – 1.6%
Papa John’s International, Inc.	365,479	35,922,931

Household Durables – 3.6%
KB Home	618,070	22,102,183
PulteGroup, Inc.	902,760	40,254,068
Taylor Morrison Home Corp. - Class A(a) (b)	803,590	18,908,473

		81,264,724

Leisure Products – 3.0%
Brunswick Corp./DE	509,235	31,516,554

Company	Shares	U.S. $ Value

Callaway Golf Co.(a)	1,739,601	$36,288,077

		67,804,631

Specialty Retail – 3.5%
Foot Locker, Inc.(a)	740,744	22,466,766
Gap, Inc. (The)(a)	1,285,690	22,358,149
Williams-Sonoma, Inc.(a)	385,787	33,856,667

		78,681,582

Textiles, Apparel & Luxury Goods – 2.6%
Crocs, Inc.(a) (b)	495,700	19,783,387
Ralph Lauren Corp.	330,110	22,721,471
Skechers U.S.A., Inc. - Class A(b)	575,461	17,177,511

		59,682,369

		420,646,333

Information Technology – 10.5%
Communications Equipment – 0.6%
NetScout Systems, Inc.(a) (b)	577,716	13,368,348

Electronic Equipment, Instruments & Components – 3.4%
Arrow Electronics, Inc.(a) (b)	264,750	20,798,760
Belden, Inc.	634,892	21,383,162
TTM Technologies, Inc.(a) (b)	1,053,009	12,067,483
Vishay Intertechnology, Inc.(a)	1,375,226	21,989,864

		76,239,269

IT Services – 1.9%
Amdocs Ltd.	325,700	19,942,611
Genpact Ltd.	521,309	21,988,814

		41,931,425

Semiconductors & Semiconductor Equipment – 1.6%
Kulicke & Soffa Industries, Inc.	922,072	22,111,286
MaxLinear, Inc. - Class A(b)	549,154	13,371,900

		35,483,186

Software – 1.2%
CommVault Systems, Inc.(b)	650,855	28,136,462

Technology Hardware, Storage & Peripherals – 1.8%
Change Healthcare, Inc.(a) (b)	1,435,336	20,310,004
NCR Corp.(a) (b)	1,027,531	21,002,734

		41,312,738

		236,471,428

Real Estate – 9.3%
Equity Real Estate Investment Trusts (REITs) – 9.3%
American Campus Communities, Inc.(a)	726,948	24,643,537
Camden Property Trust(a)	338,084	30,745,359
Cousins Properties, Inc.(a)	741,560	22,135,566
CubeSmart(a)	912,150	28,842,183

Company	Shares	U.S. $ Value

MGM Growth Properties LLC - Class A	1,022,605	$28,704,522
Physicians Realty Trust(a)	1,639,851	29,763,296
RLJ Lodging Trust	1,648,677	15,563,511
STAG Industrial, Inc.(a)	945,434	30,537,518

		210,935,492

Materials – 6.3%
Chemicals – 2.7%
GCP Applied Technologies, Inc.(b)	358,250	9,335,995
Orion Engineered Carbons SA	1,551,726	18,853,471
Trinseo SA(a)	688,158	17,142,016
Westlake Chemical Corp.(a)	269,473	15,985,138

		61,316,620

Containers & Packaging – 2.5%
Graphic Packaging Holding Co.	1,979,871	27,678,597
Sealed Air Corp.(a)	703,839	27,660,873

		55,339,470

Metals & Mining – 1.1%
Carpenter Technology Corp.(a)	620,380	13,046,591
Reliance Steel & Aluminum Co.(a)	115,955	12,160,201

		25,206,792

		141,862,882

Consumer Staples – 4.7%
Beverages – 1.0%
Primo Water Corp.(a)	1,662,206	22,738,978

Food & Staples Retailing – 0.9%
US Foods Holding Corp.(b)	833,674	20,299,962

Food Products – 2.8%
Hain Celestial Group, Inc. (The)(a) (b)	987,870	32,392,257
Nomad Foods Ltd.(b)	1,245,844	30,722,513

		63,114,770

		106,153,710

Utilities – 3.8%
Electric Utilities – 2.1%
Alliant Energy Corp.	541,479	29,321,088
PNM Resources, Inc.(a)	435,557	19,025,130

		48,346,218

Gas Utilities – 0.9%
Southwest Gas Holdings, Inc.	311,961	19,612,988

Multi-Utilities – 0.8%
Black Hills Corp.(a)	324,227	18,182,650

		86,141,856

Company	Shares	U.S. $ Value

Energy – 2.5%
Energy Equipment & Services – 1.0%
Dril-Quip, Inc.(a) (b)	707,006	$23,423,109

Oil, Gas & Consumable Fuels – 1.5%
Cimarex Energy Co.	173,288	4,813,941
HollyFrontier Corp.(a)	1,163,458	27,771,742

		32,585,683

		56,008,792

Health Care – 2.3%
Health Care Providers & Services – 0.9%
Molina Healthcare, Inc.(b)	105,681	19,547,814

Life Sciences Tools & Services – 0.9%
ICON PLC(b)	110,626	20,621,793

Pharmaceuticals – 0.5%
Perrigo Co. PLC	237,509	12,421,721

		52,591,328

Communication Services – 0.6%
Media – 0.6%
Criteo SA (Sponsored ADR)(b)	1,089,657	14,187,334

Total Common Stocks (cost $2,158,443,067)		2,246,443,269

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $21,953,189)	21,953,189	21,953,189

Total Investments – 100.3% (cost $2,180,396,256)(f)		2,268,396,458
Other assets less liabilities – (0.3)%		(6,691,166)

Net Assets – 100.0%		$2,261,705,292

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $349,333,796 and gross unrealized depreciation of investments was $(261,333,594), resulting in net unrealized appreciation of $88,000,202.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,246,443,269	$—	$—	$2,246,443,269
Short-Term Investments	21,953,189	—	—	21,953,189

Total Investments in Securities	2,268,396,458	—	—	2,268,396,458
Other Financial Instruments(b)	—	—	—	—

Total	$2,268,396,458	$—	$—	$2,268,396,458

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,878	$527,141	$528,066	$21,953	$196
Government Money Market Portfolio*	38,269	90,833	129,102	0	41
Total	$61,147	$617,974	$657,168	$21,953	$237

*	Investments of cash collateral for securities lending transactions